GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Australia – 3.6%
85,697	Goodman Group (REIT) (Industrial)	$ 1,318,627
389,694	Ingenia Communities Group (REIT) (Residential)	1,833,910
183,421	NEXTDC Ltd. (Internet Services & Infrastructure)*	1,562,462
581,479	Scentre Group (REIT) (Retail)	1,237,599

		5,952,598

Belgium – 1.0%
38,806	Warehouses De Pauw CVA (REIT) (Industrial)	1,572,359

Canada – 3.3%
43,390	Canadian Apartment Properties REIT (REIT) (Residential)	2,024,935
138,687	Chartwell Retirement Residences (Health Care)	1,320,516
17,054	Granite REIT (REIT) (Industrial)	1,212,872
57,144	Summit Industrial Income REIT (REIT) (Industrial)	940,219

		5,498,542

China – 1.5%
16,932	GDS Holdings Ltd. ADR (Internet Services & Infrastructure)*	958,520
1,998,000	Shangri-La Asia Ltd. (Hotel)*	1,587,252

		2,545,772

France – 1.8%
14,484	Gecina SA (REIT) (Diversified)	1,948,624
46,054	Klepierre SA (REIT) (Retail)	1,029,929

		2,978,553

Germany – 4.5%
74,974	alstria office REIT-AG (REIT) (Office)	1,359,962
24,493	Instone Real Estate Group SE (Real Estate Development)(a)	699,357
90,804	Vonovia SE (Real Estate Operating Companies)	5,458,988

		7,518,307

Hong Kong – 3.5%
284,500	CK Asset Holdings Ltd. (Real Estate Development)	1,641,501
191,600	Hongkong Land Holdings Ltd. (Real Estate Operating Companies)	915,211
206,700	Link REIT (REIT) (Retail)	1,770,044
611,400	Swire Properties Ltd. (Real Estate Operating Companies)	1,533,085

		5,859,841

Ireland – 0.5%
183,370	Dalata Hotel Group plc (Hotel)*	870,867

Japan – 10.7%
783	GLP J-REIT (REIT) (Industrial)	1,288,877
1,136	Hulic Reit, Inc. (REIT) (Diversified)	1,785,733

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,466	Japan Metropolitan Fund Invest (REIT) (Retail)	$ 1,407,662
126,200	Keihanshin Building Co. Ltd. (Real Estate Operating Companies)	1,593,881
217	Kenedix Office Investment Corp. (REIT) (Office)	1,491,577
276	Kenedix Retail REIT Corp. (REIT) (Retail)	715,724
124,700	Mitsubishi Estate Co. Ltd. (Diversified)	1,985,575
103,900	Mitsui Fudosan Co. Ltd. (Diversified)	2,468,133
23,000	Open House Co. Ltd. (Homebuilding)	1,353,256
1,603	Sankei Real Estate, Inc. (REIT) (Office)(b)	1,753,784
1,386	United Urban Investment Corp. (REIT) (Diversified)	1,873,275

		17,717,477

Netherlands – 0.5%
36,990	CTP NV (Real Estate Operating Companies)(a)	805,531

Singapore – 1.7%
732,600	Ascendas India Trust (Real Estate Operating Companies)	768,418
561,900	Ascendas REIT (REIT) (Industrial)	1,238,525
2,298,676	ESR-REIT (REIT) (Industrial)	787,218

		2,794,161

Spain – 1.5%
20,873	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	1,288,700
114,018	Merlin Properties Socimi SA (REIT) (Diversified)	1,171,750

		2,460,450

Sweden – 1.2%
83,933	Castellum AB (Real Estate Operating Companies)	2,048,997

United Kingdom – 5.6%
68,063	Big Yellow Group plc (REIT) (Specialized)	1,279,328
378,811	Capital & Counties Properties plc (REIT) (Retail)	847,791
19,941	Derwent London plc (REIT) (Office)	923,964
198,726	Segro plc (REIT) (Industrial)	3,192,303
832,619	Tritax EuroBox plc (Diversified)(a)	1,269,235
115,760	UNITE Group plc (The) (REIT) (Residential)	1,697,009

		9,209,630

United States – 57.2%
22,654	Alexandria Real Estate Equities, Inc. (REIT) (Office)	4,328,500
4,383	American Tower Corp. (REIT) (Specialized)	1,163,292
83,176	Americold Realty Trust (REIT) (Industrial)	2,416,263

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
21,919	AvalonBay Communities, Inc. (REIT) (Residential)	$ 4,858,127
18,777	Boston Properties, Inc. (REIT) (Office)	2,034,488
20,256	Camden Property Trust (REIT) (Residential)	2,987,152
9,817	CoreSite Realty Corp. (REIT) (Specialized)	1,360,047
33,907	Cousins Properties, Inc. (REIT) (Office)	1,264,392
59,673	CubeSmart (REIT) (Specialized)	2,891,157
15,961	Digital Realty Trust, Inc. (REIT) (Specialized)	2,305,567
59,721	Duke Realty Corp. (REIT) (Industrial)	2,858,844
13,791	EastGroup Properties, Inc. (REIT) (Industrial)	2,297,994
8,889	Equinix, Inc. (REIT) (Specialized)	7,023,466
36,399	Equity LifeStyle Properties, Inc. (REIT) (Residential)	2,842,762
16,087	Equity Residential (REIT) (Residential)	1,301,760
10,548	Essex Property Trust, Inc. (REIT) (Residential)	3,372,618
15,356	Federal Realty Investment Trust (REIT) (Retail)	1,811,854
88,007	Healthpeak Properties, Inc. (REIT) (Health Care)	2,946,474
22,664	Highwoods Properties, Inc. (REIT) (Office)	994,043
159,958	Host Hotels & Resorts, Inc. (REIT) (Hotel)*	2,612,114
37,640	Hudson Pacific Properties, Inc. (REIT) (Office)	988,803
101,426	Invitation Homes, Inc. (REIT) (Residential)	3,887,659
15,936	Kilroy Realty Corp. (REIT) (Office)	1,055,123
22,668	MGM Growth Properties LLC Class A (REIT) (Specialized)	868,184
38,976	Pebblebrook Hotel Trust (REIT) (Hotel)	873,452
54,165	Prologis, Inc. (REIT) (Industrial)	6,793,916
20,872	Public Storage (REIT) (Specialized)	6,201,071
12,846	Realty Income Corp. (REIT) (Retail)	833,192
31,531	Regency Centers Corp. (REIT) (Retail)	2,122,982
68,105	RLJ Lodging Trust (REIT) (Hotel)	1,012,040
12,533	Ryman Hospitality Properties, Inc. (REIT) (Hotel)*	1,049,012
3,544	SBA Communications Corp. (REIT) (Specialized)	1,171,540
37,692	Simon Property Group, Inc. (REIT) (Retail)	4,898,829
56,509	SITE Centers Corp. (REIT) (Retail)	872,499
20,904	STORE Capital Corp. (REIT) (Diversified)	669,555

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,860	Sun Communities, Inc. (REIT) (Residential)	$ 899,586
16,431	Terreno Realty Corp. (REIT) (Industrial)	1,038,932
53,333	Ventas, Inc. (REIT) (Health Care)	2,944,515
33,088	Welltower, Inc. (REIT) (Health Care)	2,726,451
5,639	WP Carey, Inc. (REIT) (Diversified)	411,873

		94,990,128

TOTAL COMMON STOCKS (Cost $129,160,709)		$162,823,213

Shares	Dividend Rate	Value

Investment Company(c) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,658,575	0.026%	$ 1,658,575
(Cost $1,658,575)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $130,819,284)		$164,481,788

Securities Lending Reinvestment Vehicle(c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
14	0.026%	$ 14
(Cost $14)

TOTAL INVESTMENTS – 99.1% (Cost $130,819,298)		$164,481,802

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		1,495,759

NET ASSETS – 100.0%		$165,977,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Australia – 8.5%
87,395	Goodman Group (REIT) (Industrial)	$ 1,344,754
252,165	Ingenia Communities Group (REIT) (Residential)	1,186,695
79,030	NEXTDC Ltd. (Internet Services & Infrastructure)*	673,213
419,422	Scentre Group (REIT) (Retail)	892,683

		4,097,345

Belgium – 1.7%
20,274	Warehouses De Pauw CVA (REIT) (Industrial)	821,471

Canada – 7.9%
22,063	Allied Properties REIT (REIT) (Office)	700,595
27,548	Canadian Apartment Properties REIT (REIT) (Residential)	1,285,617
51,893	Chartwell Retirement Residences (Health Care)	494,102
8,989	Granite REIT (REIT) (Industrial)	639,294
40,481	Summit Industrial Income REIT (REIT) (Industrial)	666,054

		3,785,662

China – 2.7%
7,307	GDS Holdings Ltd. ADR (Internet Services & Infrastructure)*	413,649
1,090,000	Shangri-La Asia Ltd. (Hotel)*	865,918

		1,279,567

France – 4.6%
9,859	Gecina SA (REIT) (Diversified)	1,326,394
38,947	Klepierre SA (REIT) (Retail)	870,991

		2,197,385

Germany – 11.4%
47,292	alstria office REIT-AG (REIT) (Office)	857,835
14,095	Instone Real Estate Group SE (Real Estate Development)(a)	402,459
70,396	Vonovia SE (Real Estate Operating Companies)	4,232,093

		5,492,387

Hong Kong – 9.9%
245,500	CK Asset Holdings Ltd. (Real Estate Development)	1,416,480
112,500	Hongkong Land Holdings Ltd. (Real Estate Operating Companies)	537,376
170,900	Link REIT (REIT) (Retail)	1,463,476
55,975	Sun Hung Kai Properties Ltd. (Diversified)	698,923
259,600	Swire Properties Ltd. (Real Estate Operating Companies)	650,947

		4,767,202

Ireland – 0.6%
56,147	Dalata Hotel Group plc (Hotel)*	266,655

Shares	Description	Value

Common Stocks – (continued)
Japan – 25.5%
100	Comforia Residential REIT, Inc. (REIT) (Residential)	$ 308,639
848	GLP J-REIT (REIT) (Industrial)	1,395,872
455	Hulic Reit, Inc. (REIT) (Diversified)	715,236
661	Japan Metropolitan Fund Invest (REIT) (Retail)	634,696
44,800	Keihanshin Building Co. Ltd. (Real Estate Operating Companies)	565,815
109	Kenedix Office Investment Corp. (REIT) (Office)	749,226
162	Kenedix Retail REIT Corp. (REIT) (Retail)	420,099
105,600	Mitsubishi Estate Co. Ltd. (Diversified)	1,681,449
74,700	Mitsui Fudosan Co. Ltd. (Diversified)	1,774,490
67	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	355,182
113	Nippon Prologis REIT, Inc. (REIT) (Industrial)	377,652
10,300	Open House Co. Ltd. (Homebuilding)	606,023
491	Sankei Real Estate, Inc. (REIT) (Office)	537,186
24,300	Sumitomo Realty & Development Co. Ltd. (Diversified)	888,193
950	United Urban Investment Corp. (REIT) (Diversified)	1,283,991

		12,293,749

Netherlands – 0.6%
13,102	CTP NV (Real Estate Operating Companies)(a)	285,322

Singapore – 4.5%
436,500	Ascendas India Trust (Real Estate Operating Companies)	457,842
262,200	Ascendas REIT (REIT) (Industrial)	577,934
70,225	Capitaland Investment Ltd. (Diversified)*	175,847
1,101,247	ESR-REIT (REIT) (Industrial)	377,139
314,600	Keppel DC REIT (REIT) (Specialized)	574,242

		2,163,004

Spain – 2.6%
10,831	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	668,706
58,075	Merlin Properties Socimi SA (REIT) (Diversified)	596,830

		1,265,536

Sweden – 2.9%
56,384	Castellum AB (Real Estate Operating Companies)	1,376,463

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 2.2%
8,834	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	$ 1,064,349

United Kingdom – 13.1%
51,848	Big Yellow Group plc (REIT) (Specialized)	974,547
163,798	Capital & Counties Properties plc (REIT) (Retail)	366,585
17,936	Derwent London plc (REIT) (Office)	831,063
117,527	Segro plc (REIT) (Industrial)	1,887,935
146,720	Tritax Big Box REIT plc (REIT) (Industrial)	419,512
476,564	Tritax EuroBox plc (Diversified)(a)	726,469
75,190	UNITE Group plc (The) (REIT) (Residential)	1,102,264

		6,308,375

TOTAL COMMON STOCKS (Cost $45,416,610)		$47,464,472

Shares	Dividend Rate	Value

Investment Company(b) – 1.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
932,539	0.026%	$ 932,539
(Cost $932,539)

TOTAL INVESTMENTS – 100.6% (Cost $46,349,149)		$48,397,011

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(278,401)

NET ASSETS – 100.0%		$48,118,610

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Diversified – 0.5%
125,418	DigitalBridge Group, Inc. (REIT)*	$ 756,271

Health Care – 8.8%
122,339	Healthpeak Properties, Inc. (REIT)	4,095,910
80,122	Ventas, Inc. (REIT)	4,423,536
61,682	Welltower, Inc. (REIT)	5,082,597

		13,602,043

Hotel – 5.3%
255,444	Host Hotels & Resorts, Inc. (REIT)*	4,171,401
52,326	Pebblebrook Hotel Trust (REIT)	1,172,626
61,596	RLJ Lodging Trust (REIT)	915,317
21,362	Ryman Hospitality Properties, Inc. (REIT)*	1,787,999

		8,047,343

Industrial – 16.2%
82,622	Americold Realty Trust (REIT)	2,400,169
101,521	Duke Realty Corp. (REIT)	4,859,810
19,304	EastGroup Properties, Inc. (REIT)	3,216,625
106,696	Prologis, Inc. (REIT)	13,382,879
19,384	Terreno Realty Corp. (REIT)	1,225,650

		25,085,133

Office – 12.4%
31,621	Alexandria Real Estate Equities, Inc. (REIT)	6,041,824
36,167	Boston Properties, Inc. (REIT)	3,918,694
71,013	Cousins Properties, Inc. (REIT)	2,648,075
58,813	Highwoods Properties, Inc. (REIT)	2,579,538
62,212	Hudson Pacific Properties, Inc. (REIT)	1,634,309
35,808	Kilroy Realty Corp. (REIT)	2,370,848

		19,193,288

Residential – 21.3%
33,020	AvalonBay Communities, Inc. (REIT)	7,318,553
28,844	Camden Property Trust (REIT)	4,253,625
56,952	Equity LifeStyle Properties, Inc. (REIT)	4,447,951
39,496	Equity Residential (REIT)	3,196,016
17,845	Essex Property Trust, Inc. (REIT)	5,705,760
145,254	Invitation Homes, Inc. (REIT)	5,567,586
13,421	Sun Communities, Inc. (REIT)	2,484,227

		32,973,718

Retail – 9.5%
21,303	Federal Realty Investment Trust (REIT)	2,513,541
47,652	Regency Centers Corp. (REIT)	3,208,409
58,447	Simon Property Group, Inc. (REIT)	7,596,357
88,685	SITE Centers Corp. (REIT)	1,369,296

		14,687,603

Specialized – 25.1%
5,095	American Tower Corp. (REIT)	1,352,264
16,883	CoreSite Realty Corp. (REIT)	2,338,971
73,406	CubeSmart (REIT)	3,556,521
34,666	Digital Realty Trust, Inc. (REIT)	5,007,504

Shares	Description	Value

Common Stocks – (continued)
Specialized – (continued)
16,386	Equinix, Inc. (REIT)	$ 12,947,070
12,054	Extra Space Storage, Inc. (REIT)	2,024,951
33,870	Public Storage (REIT)	10,062,777
4,734	SBA Communications Corp. (REIT)	1,564,918

		38,854,976

TOTAL COMMON STOCKS (Cost $100,526,002)		$153,200,375

Shares	Dividend Rate	Value

Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
874,824	0.026%	$ 874,824
(Cost $874,824)

TOTAL INVESTMENTS – 99.7% (Cost $101,400,826)		$154,075,199

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		499,867

NET ASSETS – 100.0%		$154,575,066

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management,

L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of September 30, 2021:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,567,700	$24,349,551	$—
Australia and Oceania	—	5,952,598	—
Europe	15,388,556	12,076,138	—
North America	100,488,670	—	—
Investment Company	1,658,575	—	—
Securities Lending Reinvestment Vehicle	14	—	—
Total	$122,103,515	$42,378,287	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,677,275	$16,826,247	$—
Australia and Oceania	—	4,097,345	—
Europe	9,621,930	9,456,013	—
North America	3,785,662	—	—
Investment Company	932,539	—	—
Total	$18,017,406	$30,379,605	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$153,200,375	$—	$—
Investment Company	874,824	—	—
Total	$154,075,199	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities and International Real Estate Securities Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and International Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Global Real Estate Securities and International Real Estate Securities Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The International Real Estate Securities and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.